Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018		Sep. 30, 2017
Details
Unrealized Investment Gain (Loss), Balance	$ 11		$ (323)
Accumulated Other Comprehensive Income (Loss), net of tax	11		(323)
Unrealized Gain (Loss) on Investments	(592)	[1]	244	[2]
Change in unrealized holding gains	(592)	[1]	244	[2]
Unrealized Investment Gain (Loss), Balance	(578)		(79)
Accumulated Other Comprehensive Income (Loss), net of tax	(578)		$ (79)
Effect of change for ASU 2018-02 on Unrealized Investment Gains (Loss)	3
Effect of change for ASU 2018-02 on Accumulated Other Comprehensive Income (Loss)	$ 3

[1]	Change in unrealized holding (losses), net of tax (benefit) - ($157)
[2]	Change in unrealized holding gains, net of tax - $131